CONVERTIBLE NOTE (Details Narrative) - USD ($)		1 Months Ended		6 Months Ended		12 Months Ended
	Nov. 12, 2018	Dec. 29, 2017	Jun. 30, 2017	Mar. 31, 2019	Mar. 31, 2018	Sep. 30, 2018	Sep. 30, 2017
Convertible debt				$ 64,333		$ 52,709	$ 54,515
Common stock issued for debt conversion, Amount							5,612
Total liability				74,360			72,992
Accrued interest				24,359			18,477
Original discount				13,333
Convertible debt outstanding				50,001			54,515
Convertible note – related party							2,245
Former officer and director [Member]
Repayment of convertible debt, principal		$ 2,226
Repayment of convertible debt, interest		334
Repayment of convertible debt		$ 2,560
On December 1, 2014 [Member]
Debt maturity date						Dec. 31, 2015
Convertible note – related party							$ 2,245
On July 1, 2014 [Member]
Convertible debt				$ 67,215
Interest rate				9.50%
Debt maturity date				Dec. 31, 2015		Dec. 31, 2015
Common stock issued for debt conversion, Shares							700,000
Common stock issued for debt conversion, Amount							$ 5,612
Convertible debt outstanding						$ 67,215
On October 20, 2014 [Member]
Debt maturity date						Dec. 31, 2016
Convertible debt outstanding						$ 20,000
Gain on debt forgiveness			$ 24,625
Forgiven debt amount			20,000
Forgiven interest amount			$ 4,625
November 12, 2018 [Member]
Accrued interest				$ 692
Crown Partners, LLC [Member]
Convertible debt	$ 36,000
Interest rate	5.00%
Terms of conversion feature	The note is convertible at any time, in part or whole, at $0.50 per share until the 180th date of the note at which time it is convertible an 55% of the market price which is defined as the lowest trading price 25 days prior to conversion.
Original discount	$ 3,500
Director & Officer [Member] | On December 1, 2014 [Member]
Debt maturity date				Dec. 31, 2015